Schedule of options outstanding and exercisable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Option Indexed to Issuer's Equity [Line Items]
Number of outstanding options, beginning balance	2,672,084	1,107,084	1,456,125
Intrinsic value , beginning balance	$ 7,077,209	$ 849,698	$ 998,559
Number of options, Forfeited		(186,875)	(349,042)
Grant date fair value, Forfeited		$ (76,219)	$ (149,405)
Number of options, Granted		1,885,625
Grant date fair value, Granted		$ 7,590,933
Number of options, Regranted		476,875
Grant date fair value, Regranted		$ 2,125,883
Number of options, Cancelled		(610,625)
Grant date fair value, Cancelled		$ (496,805)
Number of outstanding options, ending balance	2,672,084	2,672,084	1,107,084
Intrinsic value , ending balance	$ 7,077,209	$ 7,077,209	$ 849,698
Share-Based Payment Arrangement, Option [Member]
Option Indexed to Issuer's Equity [Line Items]
Number of outstanding options, beginning balance	2,672,084	1,107,084	1,456,125
Intrinsic value , beginning balance	$ 9,995,653	$ 851,860	$ 1,001,265
Number of options, Forfeited		(186,875)	(349,042)
Grant date fair value, Forfeited		$ (76,219)	$ (149,405)
Number of options, Granted		1,885,625
Grant date fair value, Granted		$ 7,590,933
Number of options, Regranted		476,875
Grant date fair value, Regranted		$ 2,125,883
Number of options, Cancelled		(610,625)
Grant date fair value, Cancelled		$ (496,805)
Number of outstanding options, ending balance		2,672,084	1,107,084
Intrinsic value , ending balance		$ 9,995,653	$ 851,860